Patent Licenses - Additional Information (Detail)							3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 07, 2013 Installments	May. 14, 2004 USD ($)	Feb. 13, 2004 USD ($)	Dec. 31, 2003 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Finite-Lived Intangible Assets [Line Items]
Option and license fees	$ 3,604,000	$ 3,367,000		$ 400,000	$ 22,500	$ 340,000
Patent acquisition costs	2,857,000	2,576,000					$ 2,857,000		$ 2,857,000		$ 2,576,000
Amortization expense							20,000	$ 16,000	52,000	$ 32,000
Accumulated amortization	624,000	572,000					624,000		624,000		572,000	$ 510,000
UMass IP [Member]
Finite-Lived Intangible Assets [Line Items]
Option and license fees											75,000	75,000
Obligation to pay royalties (Ranged)			0.25%
Minimum annual license fee									150,000		150,000	$ 75,000
Number of installments | Installments			2
UMass IP [Member] | Minimum [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)			6.00%
UMass IP [Member] | Maximum [Member] | Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)			12.00%
ACT IP [Member]
Finite-Lived Intangible Assets [Line Items]
Patent acquisition costs	$ 747,000	$ 747,000					$ 747,000		$ 747,000		$ 747,000